EQUITY SECURITIES - Schedule of Components of Change in Net Gains (Losses) on Equity Securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Unrealized gains on equity securities	$ 380	$ 474	$ 359
Net gains (losses) on equity securities sold	78	169	13
Net gains on equity securities	$ 458	$ 643	$ 372